BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other borrowings	€ 1,808	€ 3,365
Amortized cost [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,808	3,365
Other borrowings	1,808	3,365
Of which: with related parties (Note 14)	1,808	3,365
Carrying amounts [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,808	3,365
Other borrowings	1,808	3,365
Of which: with related parties (Note 14)	1,808	3,365
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,808	3,365
Other borrowings	1,808	3,365
Of which: with related parties (Note 14)	€ 1,808	€ 3,365